Rental Expense and Lease Commitments	12 Months Ended
Dec. 31, 2011
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments

Note Q.

Rental Expense and Lease Commitments

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,836 million in 2011, $1,727 million in 2010 and $1,677 million in 2009. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term.

Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with infrastructure reductions and special actions taken through 1994, and in 1999, 2002 and 2005 (previously reserved), sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, as well as manufacturing facilities.

($ in millions)

	2012	2013	2014	2015	2016	Beyond 2016
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,562	$1,324	$1,000	$689	$443	$613
Vacant space	$29	$10	$9	$7	$3	$1
Sublease income commitments	$29	$14	$9	$5	$4	$8
Capital lease commitments	$19	$28	$13	$14	$7	$5